Parent Only Condensed Financial Statements	12 Months Ended
Jun. 30, 2026
Parent Only Condensed Financial Statements [Abstract]
PARENT ONLY CONDENSED FINANCIAL STATEMENTS

26. PARENT ONLY CONDENSED FINANCIAL STATEMENTS

The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements except that the equity method has been used to account for investments in the Company’s subsidiaries. For the parent company, the Company records its investments under the equity method of accounting as prescribed in ASC 323, Investments - Equity Method and Joint Ventures. Such investments are presented on the condensed balance sheets as “Investments in subsidiaries” and the subsidiaries profit and loss as “Share of (loss)/income from subsidiaries” on the condensed statements of operations.

DSY Holdings is a Cayman Islands company and, therefore, is not subjected to income taxes for all years presented. The subsidiaries did not pay any dividend to the Company for the year presented. As of June 30, 2026, there were no material commitments or contingencies, significant provisions for long-term obligations or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

Condensed balance sheets

	As of June 30,
	2026	2025
	USD	USD
ASSETS
Non-current assets:
Investment in subsidiaries	2,772,245	280,836
TOTAL ASSETS	2,772,245	280,836

LIABILITIES AND SHAREHOLDERS’ EQUITY

Shareholders’ equity:
Ordinary shares (par value of US$0.002 per share; 25,000,000 ordinary shares authorized, nil and 4,348,675 ordinary shares issued and outstanding as of June 30, 2026 and 2025, respectively) *	-	8,697
Class A ordinary shares (par value of US$0.002 per share; 20,000,000 Class A ordinary shares authorized, 1,251,901 and nil Class A ordinary shares issued and outstanding as of June 30, 2026 and 2025, respectively) *	2,503	-
Class B ordinary shares (par value of US$0.002 per share; 5,000,000 Class B ordinary shares authorized, 3,500,000 and nil Class B ordinary shares issued and outstanding as of June 30, 2026 and 2025, respectively) *	7,000	-
Additional paid-in capital	43,107,067	37,343,147
Accumulated deficit	(40,982,703)	(37,428,238)
Accumulated other comprehensive income	638,378	357,230
Total BIG TREE CLOUD HOLDINGS LIMITED’s shareholders’ equity	2,772,245	280,836

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	2,772,245	280,836

*	The shares and per share information are presented on a retroactive basis to reflect the Share Consolidation and the redesignation of ordinary shares into Class A ordinary shares and Class B ordinary shares (Note 15).

Condensed statement of operations

	For the Years Ended June 30,
	2026	2025	2024
	USD	USD	USD
Operating (loss)/income
Share of (loss)/income from subsidiaries	(3,554,465)	(32,530,121)	640,485
Total operating (loss)/income	(3,554,465)	(32,530,121)	640,485

(Loss)/income before income tax provision	(3,554,465)	(32,530,121)	640,485
Income tax expense	-	-	-
Net (loss)/income	(3,554,465)	(32,530,121)	640,485

Condensed statement of cash flows

For the Years Ended June 30,
	2026	2025	2024
	USD	USD	USD
Cash flows from operating activities:
Net (loss)/income	(3,554,465)	(32,530,121)	640,485
Adjustments to reconcile net (loss)/income to net cash provided by operating activities:
Equity in loss/(gain) of subsidiaries	3,554,465	32,530,121	(640,485)
Net cash provided by operating activities	-	-	-
Net cash provided by investing activities	-	-	-
Net cash provided by financing activities	-	-	-
Net changes in cash	-	-	-
Cash at beginning of year	-	-	-
Cash at end of year	-	-	-